Transactions with related parties - Financing transactions with related parties (Details) - Financing transactions - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Transactions With Related Parties
Receivables	€ 971	€ 964	€ 1,287
Payables	59	661	164
Guarantees	1,676	1,664	1,625
Gains	96	115	191
Charges	36	283	4
Individual amount limit to be included in other related parties			50
Joint ventures and associates
Transactions With Related Parties
Receivables	919	915	1,226
Payables	19	564	95
Guarantees	1,676	1,664	1,625
Gains	95	115	190
Charges	36	281	1
Angola LNG Ltd
Transactions With Related Parties
Guarantees	249	245	233
Cardon IV SA
Transactions With Related Parties
Receivables	563	705	955
Payables	5	36
Gains	77	95	86
Coral FLNG SA
Transactions With Related Parties
Receivables	253	108	56
Gains			71
Charges	2
Coral South FLNG DMCC
Transactions With Related Parties
Guarantees	1,425	1,397	1,334
Shatskmorneftegaz Sarl
Transactions With Related Parties
Receivables			101
Gains		7	6
Charges		267
Societe Centrale Electrique du Congo SA
Transactions With Related Parties
Receivables	85	64	66
Payables		30	43
Charges	20	5
Saipem Group
Transactions With Related Parties
Payables			3
Guarantees			56
Gains			13
Var Energi AS
Transactions With Related Parties
Payables		494
Other joint ventures and associates
Transactions With Related Parties
Receivables	18	38	48
Payables	14	4	49
Guarantees	2	22	2
Gains	18	13	14
Charges	14	9	1
Investments in unconsolidated entities controlled by Eni
Transactions With Related Parties
Receivables	48		61
Payables	28		61
Gains	1		1
Servizi Fondo Bombole Metano SpA
Transactions With Related Parties
Receivables			60
Payables			9
Gains			1
Other unconsolidated subsidiaries
Transactions With Related Parties
Receivables	48	49	1
Payables	28	25	52
Gains	1
Entities controlled by the Government
Transactions With Related Parties
Receivables	4
Payables	12	72	8
Charges		2	3
Enel Group
Transactions With Related Parties
Payables		64
Other entities controlled by government
Transactions With Related Parties
Receivables	4
Payables	€ 12	8	8
Charges		€ 2	€ 3